Earnings Per Share (EPS) (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share (EPS)
Schedule of Calculation of EPS Basic and Diluted

EUR’000	H1 2024	H1 2023
Profit attributable to ordinary equity holders of the parent for basic earnings	153	29,589
Profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	153	29,589

Thousands	H1 2024	H1 2023
Weighted average number of ordinary shares for basic EPS¹	341,158	197,600
Effect of dilution from share-based payments programme	990	676
Weighted average number of ordinary shares adjusted for the effect of dilution¹	342,148	198,276

	H1 2024	H1 2023
Basic, (loss)/profit for the period attributable to ordinary equity holders of the parent (EUR per share)	0.00	0.15
Diluted, (loss)/profit for the period attributable to ordinary equity holders of the parent (EUR per share)	0.00	0.15

[1] The weighted average number of shares takes into account the weighted average effect of share-based payments during the period.